Commitments and Contingent Liabilities - Minimum Lease Commitments of Company and its Subsidiaries under Operating Leases, at Rates in Effect (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2016	$ 7,941
2017	6,874
2018	5,597
2019	5,254
2020	5,188
2021-2024	8,735
Minimum lease payments Due, Total	$ 39,589